SCHEDULE OF RISKS IN RELATION IN BALANCE SHEET (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash and cash equivalents		$ 15,671	¥ 109,587	¥ 219,365	¥ 517,542
Restricted cash		3,256	22,770	23,467	¥ 27,169
Accounts receivable, net		551	3,856	56,233
Advance to suppliers		1,455	10,178	9,810
Inventories, net		5,863	41,000	29,448
Amounts due from related parties			4,535
Prepaid expense and other current assets		12,318	86,142	177,187
Property, equipment and software, net		39,857	278,726	205,450
Long-term investments		44,037	307,956	364,534
Operating lease right-of-use assets		485	3,392	13,809
Other non-current assets		13,159	92,019	78,050
Total assets		172,977	1,209,646	1,352,452
Accounts payable		6,999	48,943	54,678
Deferred revenue		1,589	11,115	8,596
Incentive payables to members		7,241	50,635	66,039
Members management fee payable		229	1,604	1,263
Other payable and accrued liabilities		13,738	96,076	126,177
Operating lease liabilities - current		214	1,498	3,845
Operating lease liabilities - non-current		230	1,606	7,808
Total liabilities		$ 39,146	273,755	274,406
Related Party [Member]
Amounts due from related parties			225	662
Amounts due to related parties			2,836	1,645
Variable Interest Entity, Primary Beneficiary [Member]
Cash and cash equivalents			27,931	24,713
Restricted cash			21,768	22,465
Accounts receivable, net			2,718	55,637
Advance to suppliers			551	780
Inventories, net			110	1,608
Prepaid expense and other current assets			49,295	45,858
Property, equipment and software, net			662	1,376
Long-term investments			199,800	205,795
Operating lease right-of-use assets				517
Other non-current assets			40,014	5,215
Total assets			818,732	889,131
Accounts payable			17,319	19,505
Deferred revenue			8,860	6,409
Incentive payables to members			50,635	66,039
Members management fee payable			1,604	884
Other payable and accrued liabilities			37,411	62,659
Operating lease liabilities - current				213
Operating lease liabilities - non-current				223
Total liabilities	[1]		996,407	1,034,904
Variable Interest Entity, Primary Beneficiary [Member] | Nonrelated Party [Member]
Amounts due from related parties	[2]		475,718	524,755
Amounts due to related parties	[3]		877,987	877,561
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Amounts due from related parties			165	412
Amounts due to related parties			¥ 2,591	¥ 1,411

[1]	Amounts of the consolidated VIE and the VIE’s subsidiaries without recourse to the primary beneficiary is RMB 157,343 and RMB 118,420 as of December 31, 2024 and 2025, respectively
[2]	Amounts due from the Group companies primarily consisted of inter-company receivables for the sales of goods and the rendering of services made by the VIE and the VIE’s subsidiaries on behalf of other Group companies.
[3]	Amounts due to the Group companies primarily consisted of inter-company payables for the purchase of goods and services made by other Group companies on behalf of the VIE and the VIE’s subsidiaries.